Contingencies and Commitments - Additional Information (Details) € in Thousands, Rp in Thousands, $ in Thousands, ₩ in Millions	12 Months Ended
	Dec. 31, 2024 KRW (₩)	Dec. 31, 2024 USD ($)	Dec. 31, 2024 USD ($)	Dec. 31, 2024 EUR (€)	Dec. 31, 2024 IDR (Rp)	Dec. 31, 2023 KRW (₩)	Dec. 31, 2022 KRW (₩)
Detailed Information About Commitments [Line Items]
Borrowings | ₩	₩ 132,533,400					₩ 133,631,830	₩ 120,605,365
Six One Seven One One Nuri Ri Yeongi Myeon Seojong [Member]
Detailed Information About Commitments [Line Items]
Book value of land | ₩	64,371
Arbitration With Westing House Electric Company LLC To Korean Commercial Arbitration Board [Member]
Detailed Information About Commitments [Line Items]
Other provisions | ₩	0
Hitachi Energy Sweden Field Arbitration Case In Relation To Construction Projects [Member]
Detailed Information About Commitments [Line Items]
New provisions other provisions | ₩	0
Samsung C&T consortium filed an arbitration application against the Company to National Contract Dispute Mediation Committee
Detailed Information About Commitments [Line Items]
New provisions other provisions | ₩	0
Arbitration claim against KEPCO for delay damages [Member]
Detailed Information About Commitments [Line Items]
New provisions other provisions | ₩	0
Haetbyeotgil Sunlight Co., Ltd [Member]
Detailed Information About Commitments [Line Items]
Maximum performance guarantee amount | ₩	1,641
Axia Power Holdings B.V [Member]
Detailed Information About Commitments [Line Items]
Maximum performance guarantee amount			$ 54,000
PT Perusahaan Listrik Negara [Member] | Operation Maintenance Project In Indonesia Siborpa [Member]
Detailed Information About Commitments [Line Items]
Maximum performance guarantee amount			2,280
Morgan Stanley Capital Group Inc [Member]
Detailed Information About Commitments [Line Items]
Maximum performance guarantee amount			30,000
Morgan Stanley Renewables Inc [Member]
Detailed Information About Commitments [Line Items]
Maximum performance guarantee amount			70,000
Microsoft Through Kookmin Bank [Member]
Detailed Information About Commitments [Line Items]
Maximum performance guarantee amount | €				€ 7,031
Export Import Bank Of Korea ,BNP Paribas And ING Bank [Member] | PT BS Energy And PT Nusantara Hydro Alam [Member]
Detailed Information About Commitments [Line Items]
Guarantee for investments			6,119
Mizuho Bank [Member] | T. Cirebon Electric Power [Member]
Detailed Information About Commitments [Line Items]
Maximum debt guarantee amount			4,510
Mizuho Bank [Member] | PT. Cirebon Energi Prasarana [Member]
Detailed Information About Commitments [Line Items]
Maximum debt guarantee amount			9,290
KOMIPO Vanphong Power Service LLC [Member]
Detailed Information About Commitments [Line Items]
Maximum performance guarantee amount			5,000
Kookmin Bank [Member] | Concho Valley Energy, LLC [Member]
Detailed Information About Commitments [Line Items]
Provision for loss contingencies		$ 40,000
Gaesong Industrial Complex [Member]
Detailed Information About Commitments [Line Items]
Book value of facility | ₩	11,778
Gangneung [Member]
Detailed Information About Commitments [Line Items]
Suspended operations of plant carrying amount | ₩	59,313
Expenses related to suspension of operations | ₩	1,741
Depreaciation on idle assets | ₩	3,642
Korea Energy Agency [Member]
Detailed Information About Commitments [Line Items]
Borrowings | ₩	1,197
RBC Community Investments Impact Renewables Hold Co One LLC [Member]
Detailed Information About Commitments [Line Items]
Subscription amount guaranteed			62,800
RBC Community Investments Impact Renewables Hold Co One LLC [Member] | Concho Valley Energy, LLC [Member]
Detailed Information About Commitments [Line Items]
Maximum performance guarantee amount			3,000
PT Perushan Listrik Negara [Member]
Detailed Information About Commitments [Line Items]
Maximum performance guarantee amount | Rp					Rp 35,588,165
International Finance Corporation [Member]
Detailed Information About Commitments [Line Items]
Maximum borrowing capacity			264,800
Capital commitments			69,808
Additional capital contribution for contingencies			19,000
PT Bank KB Bukopin [Member]
Detailed Information About Commitments [Line Items]
Debt amount guaranteed			$ 4,716
Ordinary Wages And Unpaid Wages [Member]
Detailed Information About Commitments [Line Items]
Provision for loss contingencies | ₩	₩ 274,043